Inventories	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories
4. Inventories
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2019	2020
Bunkers	1,112,667	2,152,601
Lubricants	1,335,036	1,534,497

Total	2,447,703	3,687,098